Derivative Financial Instruments (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Derivative Financial Instruments (Textual)
Notional amount of customer-facing swaps	$ 7.63
Cash as collateral	$ 0.21